FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
Fair value measurement [Abstract]
Disclosure of fair value measurement of liabilities
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024 and 2023:

		At December 31, 2024
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	16,897	—	—	16,897
Current financial assets	19	—	19,350	—	19,350
Total assets		16,897	19,350	—	36,247
Other financial liabilities	19	—	61,894	—	61,894
Total liabilities		—	61,894	—	61,894

		At December 31, 2023
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	11,982	—	—	11,982
Current financial assets	19	—	55,562	—	55,562
Total assets		11,982	55,562	—	67,544
Other financial liabilities	19	—	13,539	—	13,539
Total liabilities		—	13,539	—	13,539

Disclosure of fair value measurement of assets
The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024 and 2023:

		At December 31, 2024
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	16,897	—	—	16,897
Current financial assets	19	—	19,350	—	19,350
Total assets		16,897	19,350	—	36,247
Other financial liabilities	19	—	61,894	—	61,894
Total liabilities		—	61,894	—	61,894

		At December 31, 2023
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	11,982	—	—	11,982
Current financial assets	19	—	55,562	—	55,562
Total assets		11,982	55,562	—	67,544
Other financial liabilities	19	—	13,539	—	13,539
Total liabilities		—	13,539	—	13,539

Disclosure of carrying amount and fair value of financial assets and liabilities
The following table presents the carrying amount and the fair value for the most relevant categories of financial assets and financial liabilities not measured at fair value on a recurring basis:

		At December 31,
		2024		2023
	Note	Carrying amount	Fair value	Carrying amount	Fair value
		(€ thousand)
Receivables from financing activities	18	1,661,632	1,661,632	1,451,158	1,451,158

Debt	24	3,351,888	3,348,721	2,477,186	2,462,716